Expense Example - PIMCO Inflation PLUS Active Exchange-Traded Fund - PIMCO Inflation PLUS Active Exchange-Traded Fund	Feb. 18, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	$ 98